Net Income Per Limited Partner Unit (Schedule of Net Income By Class of Participating Securities) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				5 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended				5 Months Ended		12 Months Ended		5 Months Ended	6 Months Ended	5 Months Ended	6 Months Ended	5 Months Ended	6 Months Ended	1 Months Ended	4 Months Ended	5 Months Ended		12 Months Ended		5 Months Ended		12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Dec. 31, 2013		Jan. 22, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Units [Member]		Sep. 30, 2013 Common Units [Member]		Dec. 31, 2013 Common Units [Member]		Dec. 31, 2012 Common Units [Member]	Dec. 31, 2011 Common Units [Member]	Dec. 31, 2013 General Partner [Member]	Jan. 22, 2014 General Partner [Member]	Dec. 31, 2013 Limited Partner [Member] Common Units [Member]	Jan. 22, 2014 Limited Partner [Member] Common Units [Member]	Dec. 31, 2013 Limited Partner [Member] Subordinated Units [Member]	Jan. 22, 2014 Limited Partner [Member] Subordinated Units [Member]	Jan. 22, 2014 Subsequent Event [Member]	Apr. 23, 2014 Subsequent Event [Member]	Dec. 31, 2013 Non-public [Member] Common Units [Member] Phillips 66 [Member]		Dec. 31, 2012 Non-public [Member] Common Units [Member] Phillips 66 [Member]	Dec. 31, 2011 Non-public [Member] Common Units [Member] Phillips 66 [Member]	Dec. 31, 2013 Non-public [Member] Subordinated Units [Member] Phillips 66 [Member]		Dec. 31, 2012 Non-public [Member] Subordinated Units [Member] Phillips 66 [Member]	Dec. 31, 2011 Non-public [Member] Subordinated Units [Member] Phillips 66 [Member]
Partners' Capital [Abstract]
Net income attributable to the Partnership	$ 17.0	[1]	$ 11.9	[1]	$ 28.9	[1]								$ 14.1				$ 0.6								$ 6.5				$ 14.2
Distributions declared					11.1	[1]	27.3											0.2	0.5		13.4		13.4	16.2	21.1	2.5				5.5
Distributions less than net income attributable to the Partnership					$ 1.6													$ 0.1		$ 0.7		$ 0.8
Weighted average units outstanding, general partner, basic					1,437,433
Weighted average units outstanding, limited partner, basic														35,217,112												16,328,000	[1]			35,217,112	[1]
Weighted average units outstanding, basic					71,871,657
Weighted average units outstanding, general partner, diluted					1,437,433
Weighted average units outstanding, limited partner, diluted														35,217,112												16,328,000	[1]			35,217,112	[1]
Weighted average units outstanding, diluted					71,871,657
Net income per limited partner unit, basic										$ 0.24	[1]	$ 0.17	[1]	$ 0.40	[1]															$ 0.40	[1]
Net income per limited partner unit, diluted												$ 0.17	[1]	$ 0.40	[1]															$ 0.40	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.